CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net loss	[1]	$ (90.1)	$ (44.3)
Adjustment to reconcile net loss to net cash provided by operating activities
Depreciation and amortization		60.1	46.3
Amortization of capitalized financing costs		2.9	2.8
Loss on extinguishment of debt		7.1
Deferred income taxes		1.1	0.3
Provision for bad debts		6.9	4.1
Revaluation of contingent liabilities		(5.9)	15.0
Impairment on software development costs		0.4	1.3
Equity-based compensation expense		56.2
Other noncash items		(0.3)	(0.7)
Impact of lease modifications		(12.4)
Change in operating assets and liabilities
Accounts receivable		(19.3)	(11.3)
Contract assets		(0.6)	(1.8)
Prepaid expenses and other current assets		(2.9)	(2.3)
Inventory		0.1	(2.3)
Accounts payable		16.9	13.8
Accrued expenses and other current liabilities		(5.5)	9.1
Deferred revenue		2.3	3.1
Net cash provided by operating activities		17.0	33.1
Investing activities
Residual commission buyouts		(2.1)	(3.1)
Acquisition of property, plant and equipment		(2.6)	(7.7)
Capitalized software development costs		(7.0)	(3.7)
Customer acquisition costs		(14.4)	(13.6)
Acquisition of equipment to be leased		(5.8)
Acquisition, net			(60.2)
Net cash used in investing activities		(31.9)	(88.3)
Financing activities
IPO proceeds, net of underwriting discounts and commissions		372.9
Proceeds from private placement		100.0
Follow-on Offering proceeds, net of underwriting discounts and commissions		93.4
Offering costs		(9.1)
Proceeds from long-term debt			20.0
Proceeds from revolving line of credit		68.5	70.0
Repayment of debt		(192.8)	(3.8)
Repayment of revolving line of credit		(89.5)	(20.0)
Payments on contingent liabilities		(1.4)	(2.3)
Deferred financing costs		(0.5)	(1.7)
Preferred return on preferred stock		(0.9)
Capital distributions		(0.5)	(0.1)
Net cash provided by financing activities		340.1	62.1
Change in cash and cash equivalents		325.2	6.9
Beginning of period		3.7	4.8
End of period		$ 328.9	$ 11.7

[1]	Net loss is equal to comprehensive loss.